Accounts Payable and Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2015	2014
Trade accounts payable	5,641	5,156
Notes payable	457	349
Total	6,098	5,505